NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables) (Annual Report) (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
Prepaid Expenses and Other Current Assets
	2012	2011
Escrow deposit held for indemnification	$300,000	$—
Prepaid insurance-medical professional liability	121,197	26,741
Other current assets	—	40,560
	$421,197	$67,301